Cash and cash equivalents and financial assets - Cash and cash equivalents (Details) SFr in Thousands	Jun. 30, 2024 CHF (SFr) SFr / $	Dec. 31, 2023 CHF (SFr) SFr / $	Jun. 30, 2023 CHF (SFr) SFr / $	Dec. 31, 2022 CHF (SFr)
Cash and cash equivalents [Abstract]
Cash and cash equivalents | SFr	SFr 51,564	SFr 78,494	SFr 40,007	SFr 31,586
Translation rate into CHF | SFr / $	0.909	0.851	0.908